Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	US Global Investors Funds
Entity Central Index Key	0000101507
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000069385
Shareholder Report [Line Items]
Fund Name	Global Luxury Goods Fund
Class Name	Investor
Trading Symbol	USLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.51%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the S&P Composite 1500 Index to the S&P 500 Index due to regulatory requirements. The Fund retained the S&P Global Luxury Index as a secondary benchmark because the S&P Global Luxury Index more closely aligns with the Fund's investment strategies and investment restrictions. The Fund retained the S&P 500 Composite 1500 Index as a secondary benchmark because it serves as a basis for the Fund's performance adjustment, which will phase out on April 1, 2025.
Prior Market Index Comparison [Text Block]	The Fund retained the S&P Global Luxury Index as a secondary benchmark because the S&P Global Luxury Index more closely aligns with the Fund's investment strategies and investment restrictions. The Fund retained the S&P 500 Composite 1500 Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 49,609,930
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 282,690
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$49,609,930
# of Portfolio Holdings	54
Portfolio Turnover Rate	195%
Management Fee (Net of fees waived)	$282,690

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Consumer Discretionary	62.6%
Consumer Staples	16.2%
Financials	11.7%
Materials	9.4%
Other	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Hermes International SCA	9.18%
Ferrari NV	5.82%
Cie Financiere Richemont SA	5.69%
LVMH Moet Hennessy Louis Vuitton SE, ADR	4.07%
Tesla, Inc.	3.94%
Mercedes-Benz Group AG, ADR	3.87%
Royal Caribbean Cruises, Ltd.	3.61%
Hilton Worldwide Holdings, Inc.	3.21%
Industria de Diseno Textil SA	3.21%
The Goldman Sachs Group, Inc.	2.99%

C000012993
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Investor
Trading Symbol	PSPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$154	1.57%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.57%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the S&P Global Natural Resources Index to the S&P 500 Index due to regulatory requirements. The Fund retained the S&P Global Natural Resources Index as a secondary benchmark because the S&P Global Natural Resources Index more closely aligns with the Fund's investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the S&P Global Natural Resources Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 36,537,413
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 134,709
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$36,537,413
# of Portfolio Holdings	144
Portfolio Turnover Rate	85%
Management Fee (Net of fees waived)	$134,709

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Gold Mining	17.4%
Metal - Diversified	12.9%
Oil Companies - Exploration & Production	11.0%
Enterprise Software/Services	7.6%
Pipelines	4.7%
Non-Ferrous Metals	4.6%
Oil - US Royalty Trusts	4.4%
Diversified Minerals	4.1%
Oil Companies - Integrated	3.7%
Precious Metals	3.3%
Other	26.3%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Abaxx Technologies, Inc.	6.34%
Ivanhoe Mines, Ltd.	4.85%
Cheniere Energy, Inc.	4.41%
Aris Gold Corp.	2.73%
Filo Corp.	2.58%
Montage Gold Corp.	2.38%
Linde PLC	2.29%
NG Energy International Corp.	2.09%
Viper Energy, Inc.	2.02%
K92 Mining, Inc.	1.90%

C000012994
Shareholder Report [Line Items]
Fund Name	Gold and Precious Metals Fund
Class Name	Investor
Trading Symbol	USERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$184	1.69%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.69%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the FTSE Gold Mines Index to the S&P 500 Index due to regulatory requirements. The Fund retained the FTSE Gold Mines Index as a secondary benchmark because the FTSE Gold Mines Index more closely aligns with the Fund's investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the FTSE Gold Mines Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 103,640,417
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 930,488
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$103,640,417
# of Portfolio Holdings	75
Portfolio Turnover Rate	58%
Management Fee Paid	$930,488

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Gold Mining	64.9%
Precious Metals	11.2%
Silver Mining	8.8%
Metal - Diversified	5.8%
Diversified Minerals	4.2%
Other	5.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

K92 Mining, Inc.	8.74%
Alamos Gold, Inc.	5.34%
Aya Gold & Silver, Inc.	4.69%
Aris Gold Corp.	3.77%
Mineros SA	3.40%
Westgold Resources, Ltd.	3.36%
Vox Royalty Corp.	3.19%
Catalyst Metals, Ltd.	3.07%
Lundin Gold, Inc.	2.68%
New Gold, Inc.	2.39%

C000013000
Shareholder Report [Line Items]
Fund Name	Near-Term Tax Free Fund
Class Name	Investor
Trading Symbol	NEARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the Bloomberg 3-Year Municipal Bond Index to the Bloomberg Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg 3-Year Municipal Bond Index as a secondary benchmark as the Bloomberg 3-Year Municipal Bond Index more closely aligns with the Fund's investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg 3-Year Municipal Bond Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 23,458,266
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ (114,220)
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$23,458,266
# of Portfolio Holdings	56
Portfolio Turnover Rate	53%
Management Fee (Net of fees waived)	$(114,220)

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Less than 1 Month	12.0%
1-3 Months	3.6%
3-12 Months	26.8%
1-3 Years	44.5%
3-5 Years	13.1%

Largest Holdings [Text Block]

Top Ten Area Concentrations

(% of net assets)

Texas	17.48%
Minnesota	7.14%
Pennsylvania	6.83%
New Mexico	4.93%
Illinois	4.45%
Wisconsin	4.14%
North Carolina	3.80%
Michigan	3.46%
Georgia	3.39%
Massachusetts	3.32%

C000012998
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Ultra-Short Bond Fund
Class Name	Investor
Trading Symbol	UGSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index as a secondary benchmark as the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index more closely aligns with the Fund's investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 29,921,010
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ (101,683)
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$29,921,010
# of Portfolio Holdings	17
Portfolio Turnover Rate	38%
Management Fee (Net of fees waived)	$(101,683)

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
U.S. Treasury Bill	63.3%
Federal Home Loan Mortgage Corp.	20.2%
Federal Home Loan Bank	8.1%
U.S. Treasury Note/Bond	5.1%
Federal Farm Credit Bank	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

U.S. Treasury Bill	16.70%
Federal Home Loan Mortgage Corp.	10.01%
U.S. Treasury Bill	9.99%
Federal Home Loan Mortgage Corp., MTN	9.98%
U.S. Treasury Bill	6.59%
U.S. Treasury Bill	6.56%
U.S. Treasury Bill	6.44%
U.S. Treasury Note/Bond	5.02%
Federal Home Loan Bank	4.73%
U.S. Treasury Bill	3.32%

C000012995
Shareholder Report [Line Items]
Fund Name	World Precious Minerals Fund
Class Name	Investor
Trading Symbol	UNWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the NYSE Arca Gold Miners Index to the S&P 500 Index due to regulatory requirements. The Fund retained the NYSE Arca Gold Miners Index as a secondary benchmark because the NYSE Arca Gold Miners Index more closely aligns with the Fund's investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the NYSE Arca Gold Miners Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 37,115,795
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 140,408
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$37,115,795
# of Portfolio Holdings	160
Portfolio Turnover Rate	31%
Management Fee (Net of fees waived)	$140,408

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Gold Mining	55.9%
Precious Metals	17.1%
Diversified Minerals	7.3%
Silver Mining	7.3%
Advanced Materials/Production	4.2%
Metal - Diversified	3.7%
Other	4.5%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

K92 Mining, Inc.	7.48%
TriStar Gold, Inc.	7.02%
Radisson Mining Resources, Inc.	5.89%
Nano One Materials Corp.	4.10%
Vizsla Silver Corp.	3.93%
First Nordic Metals Corp.	3.56%
Dolly Varden Silver Corp.	3.15%
Founders Metals, Inc.	3.05%
G2 Goldfields, Inc.	2.91%
Tolu Minerals, Ltd.	2.79%